Segment Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues by product and service lines
Total Revenues	$ 777,978	$ 782,697	$ 786,892	$ 770,126	$ 768,207	$ 755,314	$ 754,396	$ 746,706	$ 3,117,693	$ 3,024,623	$ 3,003,955
Records Management
Revenues by product and service lines
Total Revenues									2,329,546	2,244,494	2,211,101
Data Management
Revenues by product and service lines
Total Revenues									531,516	527,091	524,627
Information Destruction
Revenues by product and service lines
Total Revenues									$ 256,631	$ 253,038	$ 268,227